Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Derivative Financial Instruments
Summary of the effects on gain (loss) associated with changes in the fair values of derivative financial instruments by type of financing

Our financings giving rise to derivative financial instruments and the income effects:	Year Ended March 31, 2012
(thousands)
Compound embedded derivatives	$(23,525)
Day-one derivative loss	(7,336)
Warrant derivative liabilities	(8,949)
Total derivative loss	$(39,810)

Reconciliation of changes in the fair value of financial liabilities

	Derivative Warrant Liability	Very Hungry Embedded Derivative	Buffalo Embedded Derivative
Balance at March 31, 2013	$—	$—	$—
Mark-to-market adjustment	17,055	—	—
Extinguishment — debt (net of amortization)	—	—	—
New instrument — initial valuation	—	2,900	650
Extinguishment — embedded derivative	—	(2,900)	—
Balance at September 30, 2013	$17,055	$—	$650

	Derivative Financial Information
	2013	2012
	(thousands)	(thousands)
Beginning balance as of period ended March 31	$—	$(17,288)
Total gains or losses (realized or unrealized):
Included in earnings	—	(20,956)
Warrant issuances	—	(12,396)
Warrant reclassification to equity	—	20,228
Debenture issuances	—	(12,001)
Debenture conversions	—	42,413
Ending balance as of March 31	—	—